UNIVERSAL POWER GROUP, INC.
                                1720 Hayden Road
                             Carrollton, Texas 75006

                                December 18, 2006


VIA FACSIMILE TRANSMISSION AND EDGAR
Peggy Fisher, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 6010Washington, DC 20549

RE:   Universal Power Group, Inc.
      Registration Statement on Form S-1
      Filed on September 12, 2006
      File No. 333-137265

Ms. Fisher:

         In connection with the proposed public offering of 2,000,000 shares of its common stock by Universal Power Group, Inc. ("UPG") and 1,000,000 shares of UPG's common stock by Zunicom, Inc., under the above referenced Registration Statement on Form S-1 (the "Filing"), the Company hereby requests pursuant to Rule 461(a) under the Rules and Regulations promulgated under the Securities Act of 1933, as amended, that its Registration Statement become effective at 4:15 p.m. Eastern Time, on Wednesday, December 20, 2006, or as soon thereafter as practicable. Simultaneously therewith, the Company requests effectiveness of its Registration Statement under the Securities & Exchange Act of 1934 on Form 8-A.

         With respect to this request the Company acknowledges that:

      o Should the Commission or the staff, acting pursuant to delegated authority, declare the Filing effective, it does not foreclose the Commission from taking any action with respect to the Filing;

      o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Filing effective does not relieve UPG from its full responsibility for the adequacy and accuracy of the disclosure in the Filing; and

      o UPG may not assert staff comments and declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                Very truly yours,

                                                Universal Power Group, Inc.



                                                By: /s/ JULIE SANSOM-REESE
                                                    ------------------------
                                                    Julie Sansom-Reese
                                                    Chief Financial Officer